FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivatives (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of derivative financial instruments
Commodity derivative instruments gain/(loss)	CAD (29,397)	CAD 142,724	CAD 234,373
Commodity Derivative Instruments
Fair value of derivative financial instruments
Change in fair value gain/(loss)	(109,743)	(144,984)	230,898
Net realized cash gain/(loss)	80,346	287,708	3,475
Commodity derivative instruments gain/(loss)	CAD (29,397)	CAD 142,724	CAD 234,373